Impairment (Details 3) - Property Plant And Equipment And Intangible Assets [Member]	Dec. 31, 2023 Exchange Number	Dec. 31, 2022 Exchange Number	Dec. 31, 2021 Number
IfrsStatementLineItems [Line Items]
Average Brent	65	55	55
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	4.65	4.76	5.08
Two Thousand Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Average Brent	80	80	60
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.05	5.00	5.19
Two Thousand Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Average Brent	78	75	55
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.04	5.00	5.15
Two Thousand Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Average Brent	75	70	55
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.03	4.97	5.14
Two Thousand Twenty Seven [Member]
IfrsStatementLineItems [Line Items]
Average Brent	73	65
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate | Exchange	4.98	4.88
Two Thousand Twenty Eight [Member]
IfrsStatementLineItems [Line Items]
Average Brent	70
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate | Exchange	4.90
Two Thousand Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Average Brent		85	65
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate		5.02	5.33
Two Thousand Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Average Brent			72
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate			5.40